NET INCOME (LOSS) PER SHARE	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Earnings Per Share [Abstract]
NET INCOME (LOSS) PER SHARE

9.NET INCOME (LOSS) PER SHARE

Basic net income (loss) per share is computed using net income (loss) available to common stockholders divided by the weighted average number of shares of common stock outstanding during the period. The Company’s Series A Convertible Preferred Stock and Series B Convertible Preferred Stock are participating securities, as they are entitled to participate in dividends with common stockholders on an as-converted basis. Accordingly, the Company applies the two-class method to allocate earnings between common stockholders and the participating preferred stock. Under the two-class method, net income (loss) available to common stockholders represents net income (loss) allocated to common stockholders after allocation of dividends and undistributed earnings to participating preferred stockholders.

For the three months ended March 31, 2026, net income allocated to preferred stockholders included $2.7 million and $2.3 million of accumulated undeclared dividends on the Company’s Series A Convertible Preferred Stock and Series B Convertible Preferred Stock, respectively, as well as a portion of undistributed earnings allocated under the two-class method. Diluted net income (loss) per share reflects the effect of potentially dilutive securities, applying the if-converted method for its convertible preferred stock and the treasury stock method for warrants and stock options.

For the three months ended March 31, 2026, the Company reported net income available to common stockholders. The Company evaluated all potentially dilutive securities, including its Series A Convertible Preferred Stock and Series B Convertible Preferred Stock, and determined that their inclusion under the if-converted method would be anti-dilutive for the period. Accordingly, these securities were excluded from diluted weighted-average shares outstanding. Certain other instruments, including warrants and unvested RSUs, were also anti-dilutive and were excluded from diluted net income (loss) per share. Accordingly, diluted net income (loss) per share is equal to basic net income (loss) per share for the three months ended March 31, 2026.

The following table summarizes the Company’s computation of basic and diluted net income (loss) per share available to common stockholders for the three months ended March 31, 2026 and 2025:

	Three Months Ended March 31,
	2026	2025
Numerator:
Net income (loss)	$5,686	$(5,688)
Less: Earnings allocated to participating securities
Accumulated undeclared dividends – Series A	(2,664)	—
Accumulated undeclared dividends – Series B	(2,283)	—
Allocable net income (loss)	739	(5,688)
Allocation of undistributed earnings – Series A	(199)	—
Allocation of undistributed earnings – Series B	(185)	—
Net income (loss) available to common stockholders	$355	$(5,688)
Denominator:
Weighted average common shares outstanding – basic and diluted	5,455	4,618
Net income (loss) per common share available to common stockholders – basic and diluted	$0.07	$(1.23)

Lender Warrants

The Company has issued warrants that are exercisable for little or no consideration. Accordingly, the underlying shares are included in weighted average shares outstanding for both basic and diluted net income (loss) per share from the dates they became exercisable. The Company repurchased and reissued these warrants on November 3, 2025 in connection with the Hawthorn transaction, which did not impact basic or diluted net income (loss) per share.

IPO Warrants

The Company’s IPO warrants are excluded from basic weighted average shares outstanding and are included in diluted shares only when dilutive under the treasury stock method. For the periods presented, the warrants were out-of-the-money and anti-dilutive.

Series A Convertible Preferred Stock and Series B Convertible Preferred Stock

The Company’s Series A Convertible Preferred Stock and Series B Convertible Preferred Stock are considered participating securities and are included in the computation of basic earnings per share under the two-class method.

For diluted earnings per share, the Company evaluates the impact of these instruments under the if-converted method. As of March 31, 2026, no mandatory conversion events had occurred, and the Company evaluated the potential dilutive effect of the Series A Convertible Preferred Stock and Series B Convertible Preferred Stock under the if-converted method. For the three months ended March 31, 2026, the effect of assumed conversion was anti-dilutive and, accordingly, the shares issuable upon conversion were excluded from diluted weighted-average shares outstanding.

The Company’s potentially dilutive securities, including shares issuable upon conversion of preferred stock, unvested RSUs, stock options and warrants, are evaluated for inclusion in diluted net income (loss) per share for the periods presented and are included only to the extent they are dilutive. Unvested RSUs were evaluated under the treasury stock method and were excluded from diluted net income (loss) per share as the assumed proceeds, including unrecognized compensation cost, exceeded the average market price of the Company’s common stock, resulting in no incremental shares.

The following table summarizes potential common shares outstanding at each period end that were excluded from diluted net income (loss) per share because their effect would have been anti-dilutive:

	Three Months Ended March 31,
	2026	2025
Public warrants	500,000	500,000
Private warrants	13,300	13,300
Stock options	255,189	270,554
Unvested restricted stock units	83,396	203,714
Shares issuable upon Series A and Series B Preferred Stock Conversion	5,891,471	—
Total potential common shares excluded	6,743,356	987,568

10.	NET INCOME (LOSS) PER SHARE

Basic net income (loss) per share is computed using net income (loss) attributable to common stockholders divided by the weighted-average number of shares of common stock outstanding during the period. Net income (loss) attributable to common stockholders reflects net income (loss) adjusted for accumulated dividends on preferred stock, including accumulated but undeclared dividends for which no liability is recognized on the balance sheet. For the year ended December 31, 2025, net loss attributable to common stockholders was reduced by $1.0 million and $0.9 million of accumulated undeclared dividends on the Company’s Series A Convertible Preferred Stock and Series B Convertible Preferred Stock, respectively. Diluted net loss per share reflects the effect of potentially dilutive securities only in periods in which net income is attributable to common stockholders; therefore, in periods of net loss attributable to common stockholders, diluted weighted average shares outstanding equal basic weighted-average shares outstanding.

The following tables summarizes the Company’s computation of basic and diluted net loss per share attributable to common stockholders for the years ended December 31, 2025 and 2024:

	Year Ended December 31,
	2025	2024
Numerator:
Net income (loss)	$1,365	$(25,915)
Accumulated undeclared dividends on series A preferred stock	(1,035)	—
Accumulated undeclared dividends on series B preferred stock	(887)	—
Net loss attributable to common stockholders	$(557)	$(25,915)
Denominator:
Weighted average common shares outstanding
– basic and diluted	5,027	4,347
Net loss per share attributable to common stockholders
– basic and diluted	$(0.11)	$(5.96)

Lender Warrants

The First Warrants and the Second Warrants were exercisable for little or no consideration. Accordingly, the underlying shares are included in weighted average shares outstanding basic and diluted from the dates they became exercisable — September 6, 2023 (for the First Warrants issued March 6, 2023), March 5, 2024 (for the First Warrants issued December 5, 2023), and June 12, 2025 (for the Second Warrants) — and are excluded from the table of potentially dilutive securities below.

On November 3, 2025, the Company repurchased the First Warrants and the Second Warrants and subsequently reissued these warrants on the same day as part of the Hawthorn transaction. This transaction did not have any impact on basic or diluted net loss per share as the warrants previously included in weighted average shares outstanding basic and diluted from the dates they became exercisable.

IPO Warrants

In connection with the initial public offering (“IPO”) merger, the Company had 500,000 public warrants originally issued in the IPO and 13,300 private placement warrants issued in connection with the IPO. Each warrant is exercisable for one share of common stock at an exercise price of $287.50 per share and expires on June 9, 2026 (five years after the IPO merger closing).

For net loss per share attributable to common stockholders, unexercised warrants are excluded from weighted average shares outstanding — basic shares. They are included in diluted shares outstanding only when dilutive under the treasury stock method (i.e., when the average market price exceeds the exercise price). For the periods presented, the Company reported a net loss attributable to common stockholders and the warrants were out-of-the-money; accordingly, the warrants were anti-dilutive and were excluded from diluted weighted average shares outstanding and included in the table of potentially dilutive securities below.

Series A Convertible Preferred Stock and Series B Convertible Preferred Stock

As discussed in Note 7, the Series A Convertible Preferred Stock and the Series B Convertible Preferred Stock provide for conversion into up to 5,636,650 shares of the Company’s common stock at the option of the holders and upon the occurrence of certain events, including a Change in Control or Deemed Liquidation Event, as defined by the Series A Investment Agreement and Series B Investment Agreement. As of December 31, 2025, no mandatory conversion events had occurred. Accordingly, the related shares were excluded from diluted net loss per share because the Company reported a net loss attributable to common stockholders for the periods presented and their inclusion would have been anti-dilutive.

The Company’s potentially dilutive securities, including shares issuable upon conversion of Series A Convertible Preferred Stock and the Series B Convertible Preferred Stock, unvested RSUs, stock options to purchase common stock, and warrants to purchase common stock, were excluded from diluted net loss per share for the periods presented because the Company incurred net losses attributable to common stockholders for the years ended December 31, 2025 and 2024, and their effect would have been antidilutive. Therefore, the weighted-average number of common shares outstanding used to calculate both basic and diluted net loss per share is the same in periods of a net loss.

The following table summarizes potential common shares outstanding at each period end that were excluded from diluted net loss per share because their effect would have been anti-dilutive:

	Year Ended December 31,
	2025	2024
Public warrants	500,000	500,000
Private warrants	13,300	13,300
Stock options	255,189	270,554
Unvested restricted stock units	115,758	264,812
Shares issuable upon Series A and Series B Preferred Stock Conversion	5,636,650	—
Total common stock equivalents	6,520,897	1,048,666